Equity Capital Structure, At-the-Market Common Stock Offering (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 14, 2021
Common Shares [Abstract]
Gross proceeds from issuance of common shares	$ 0	$ 265,307,807	$ 39,053,325
June 2021 At-the-Market Common Stock Offering Program [Member]
Common Shares [Abstract]
Issuance of common stock (in shares)	0	4,654,240
Gross proceeds from issuance of common shares		$ 12,900,000
Net proceeds from issuance of common stock		$ 12,400,000
June 2021 At-the-Market Common Stock Offering Program [Member] | Maximum [Member]
Common Shares [Abstract]
Common stock that can be sold under ATM				$ 150,000,000